Income Taxes (Tables)	4 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Statutory Rate and Effective Tax Rate

	For the period from September 5, 2025 (inception) through December 31, 2025
	Amount	Percent

Pretax Loss	$(51,450)
US Federal statutory tax rate	$(10,805)	21%
State and local income taxes, net of Federal benefit	-	-
Change in Federal valuation allowance	10,805	(21)%
Total	$-	-

Schedule of Deferred Tax Assets

For the period from September 5, 2025 (inception) through December 31, 2025
Deferred tax assets:
Capitalized start-up costs	$14,243
Net operating loss carryforwards	112
Total deferred tax assets before valuation allowance	$14,355
Valuation allowance	(14,355)
Total deferred tax assets after valuation allowance	$-